Other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of other liabilities

	At December 31,
	2023	2022
Non-current
Concession fee payable (1)	690,319	700,395
Advances from customers	13,368	13,910
Provisions for legal claims (4)	8,979	9,712
Provision for maintenance costs (2)	21,364	19,079
Other taxes payable	199	508
Employee benefit obligation (3)	4,382	4,376
Salary payable	291	286
Other liabilities with related parties (Note 27)	15,275	1,382
Other payables	14,187	18,735
	768,364	768,383
Current
Concession fee payable (1)	223,051	228,614
Other taxes payable	18,921	17,288
Salary payable	41,656	46,061
Other liabilities with related parties (Note 27)	2,689	1,121
Advances from customers	5,647	5,098
Provision for maintenance cost (2)	5,678	3,835
Expenses provisions	6,203	2,413
Provisions for legal claims (4)	5,286	3,424
Other payables (*)	36,733	49,224
	345,864	357,078

(*) As of December 31, 2023, includes deferred income for a total amount of USD 21,060 (USD 15,395 as of December 31, 2022).

Schedule of maturity of the other liabilities

	1 year or less	1 - 2 years	2 - 5 years	Over 5 years	Total
At December 31, 2023 (**)	345,864	96,071	279,683	1,266,124	1,987,742
At December 31, 2022 (**)	357,078	88,255	263,318	1,549,369	2,258,020

(**) The amounts disclosed in the table are undiscounted cash flows

Schedule of changes in the year for fixed and variable concession fee payable

	2023	2022
Balances at the beginning of the year	929,009	825,034
Financial result (*)	100,237	112,345
Concession fees	135,530	139,744
Payments (**)	(199,618)	(157,898)
Re-equilibrium compensation (***)	(22,946)	(15,434)
Other (****)	(75,475)	570
Translation differences and inflation adjustment	46,633	24,648
Balances at the end of the year	913,370	929,009

(*) Mainly includes changes in the liabilities of Brazilian concessions due to passage of time and inflation adjustment shown in Note 9.

(**) As of December 31, 2023, includes USD 19,156 that were deducted from the indemnification received by ICASGA due to de re-bidding process described in Note 1.2.1. As of December 31, 2022 included USD 24,126 concession fee payable that were offset against credits of AA2000.

(***) Mainly includes compensation with the re-equilibrium granted to ICAB detailed in Note 8.

Schedule of changes in the year of the Provision for maintenance costs

	2023	2022
Balances at the beginning of the year	22,914	21,671
Accrual of the year	5,349	4,118
Use of the provision	(2,127)	(1,652)
Translation differences and inflation adjustment	906	(1,223)
Balances at the end of the year	27,042	22,914

Schedule of changes of the provision

	2023	2022
Balances at the beginning of the year	4,376	7,990
Disposal of subsidiaries	—	(2,084)
Actuarial gain/loss (in other comprehensive income)	(32)	(1,016)
Service Cost	367	450
Amounts paid in the year	(418)	(585)
Translation differences and inflation adjustment	89	(379)
At the end of the year	4,382	4,376

Schedule of changes in the year of the provision for legal claims

	2023	2022
Balances at the beginning of the year	13,136	11,846
Disposal of subsidiaries	—	(1,177)
Accrual of the year	4,469	5,674
Use of the provision	(1,911)	(2,319)
Translation differences and inflation adjustment	(1,429)	(888)
Balances at the end of the year	14,265	13,136

Toscana
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of sensibility in relation with the provision

Assumption	Annual discount rate		Annual rate of inflation		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.25%	(0.25)%	2.5%	(2.5)%
Provision for salary payable	2,327	2,526	2,452	2,395	2,429	2,418

TAGSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of sensibility in relation with the provision

			Annual employee future
Assumption	Annual discount rate		wage increase		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.5%	(0.5)%	0.5%	(0.5)%
Provision for salary payable	1,880	2,040	2,042	1,878	1,951	1,965